Cover	Jul. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002136506
Document Type	S-6
Entity Registrant Name	FT 13166
Document Period End Date	Jul. 13, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal market conditions, the Trust will invest at least 80% of its assets in common stocks of companies that the Sponsor believes will benefit significantly from innovation in the field of financial technology, which are mobile payment companies, companies developing and providing mobile financial technology, companies developing and providing electronic financial networks and digital financial platforms, companies developing and providing business financial and accounting software for electronic financial networks and digital financial platforms, and payment companies facilitating electronic commerce (collectively, “Innovative Financial Technology”). A company is considered to be an Innovative Financial Technology company if one or more of the following conditions is satisfied: (i) Innovative Financial Technology represent at least a significant portion (i.e., 25% or more) of the company’s revenue or assets; (ii) the company has disclosed publicly that its primary business is to provide products and services focused on the development, utilization, sales, and/or support of Innovative Financial Technology; or (iii) the company has committed material resources to initiatives involving research and development, proof of concept testing, or utilization of Innovative Financial Technology to innovate its core business or an adjacent business through generating new revenue streams or benefiting from significant cost reductions. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the financials and information technology sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

An initial universe of innovative financial and technology stocks is created by selecting stocks of payment companies facilitating electronic commerce, financial firms innovating through electronic platforms or digital solutions and software companies involved in serving the financial sector or transforming the financial business suite, among others. All of the stocks selected trade on a U.S. stock exchange and have adequate liquidity for investment.

Next we examine the historical financial results of the stocks from the initial universe. The stocks are then evaluated using fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price to earnings, price to cash flow, price to sales and price to book; and technical factors such as price momentum and earnings surprises. The price to book ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing a company’s stock price per share by its book value per share; a lower price to book could mean the company is undervalued. Price momentum refers to the speed or velocity of price changes in a security. Price momentum shows the rate of change in price movement over a period of time to help investors determine the strength of a trend. A stock can exhibit bullish momentum, meaning the price is rising, or bearish momentum where the price is steadily falling.

An estimated value is calculated for each of the companies utilizing a cash flow return on investment (“CFROI”) method. CFROI is a valuation metric that acts as a proxy for a company’s economic return. CFROI is defined as the average economic return on all of a company’s investment projects in a given year. CFROI gives investors insight into how a company works internally, how the company creates cash, finances its operations, and spends its money. A secondary valuation is also made employing a concept called economic margin. Economic margin measures the return a company earns above or below its cost of capital with the goal of providing a more complete view of a company’s underlying economic vitality. The companies which currently trade at an attractive market price relative to their estimated value are favored over companies that do not.

We then select the final portfolio by examining each stock’s relative valuation and other qualitative factors such as third-party analyst ratings, competitive advantages and quality of management.

Our selection process attempts to find the stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

The final portfolio is comprised of 30 approximately equally weighted stocks.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.